SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 24:-	SUBSEQUENT EVENTS

Revolving Credit

In January 2022, Focus entered into a Revolving Credit Facility with Bank Mizrahi (the “Mizrahi Facility”). The Mizrahi Facility is guaranteed by Focus assets. Advances from the Mizrahi Facility will be used for working capital needs.

The Mizrahi Facility has a total commitment of up to NIS 15,000 thousand (approximately $6,000) and has a one-year term for on-going needs and 6 months term for imports and purchases needs. The Mizrahi Facility is renewable upon mutual agreement by the parties. The borrowing base available for draw at any time throughout the Mizrahi Facility and is subject to several covenants to be measured on a quarterly basis. The Mizrahi Facility bears interest of Israeli Prime interest plus 1.5% (approximately 3.3%) per annum.

Xinteza

On February 24, 2022, IMC Holdings entered into a Simple Agreement for Future Equity (SAFE) with Xinteza, under which IMC Holdings invested US$100,000 (approximately $125), in exchange for additional future shares of Xinteza.

Closing of Pharm Yarok Transaction

On March 14, 2022, the Pharm Yarok Transaction closed upon receipt of all requisite approvals, including the IMCA approval, for an aggregate consideration of NIS 11,900 (approximately $4,600), of which NIS 8,400 (approximately $3,300) was paid in cash upon signing the definitive agreement, and NIS 3,500 (approximately $1,300) paid upon closing. The acquisition of the outstanding ordinary shares of HW Shinua is pending receipt of the requisite approval from the IMCA. In connection with closing of the Pharm Yarok Transaction, the Company completed a non-brokered private placement with former shareholders of Pharm Yarok and Rosen High Way on March 14, 2022. A total of 523,700 Common Shares were issued at a deemed price of $2.616 for aggregate proceeds of $1,370. The calculation of the deemed price was based on the average closing price of Common Shares on the CSE over the 8 trading day period immediately preceding March 14, 2022.

Closing of Vironna Transaction

On March 14, 2022, the Vironna Transaction closed upon receipt of all requisite approvals, including the approval of the IMCA in consideration of NIS 8,500 (approximately $3,330), comprised of NIS 5,000 (approximately $1,960) in cash and NIS 3,500 (approximately $1,700) in Common Shares issued on closing. In satisfaction of the cash consideration component, NIS 3,750 (approximately $1,470) was paid at signing of the definitive agreement and the remaining NIS 1,250 (approximately $490) will be paid post-closing of the Vironna Transaction. In satisfaction of the share consideration component, the Company issued 485,362 Common Shares at a deemed issue price of US$2.209 per share (approximately $2.8092), calculated based on the average closing price of the Common Shares of on the NASDAQ for the 14 trading day period immediately preceding closing. The shares issued are subject to a staggered three-month lockup commencing on the date of issuance.

Closing of Panaxia Transaction

On March 14, 2022, IMC Holdings acquired the Panaxia GDP License following receipt of the requisite IMCA approval and assigned it to IMC Pharma in accordance with the terms of the Panaxia Transaction (the “Panaxia GDP License Closing”). The aggregate consideration for the Panaxia Transaction was NIS 18,700 (approximately $7,200), of which NIS 7,600 (approximately $2,900) was paid in two cash instalments and NIS 11,100 (approximately $4,300) payable in Common Shares (“Panaxia Consideration Shares”). To satisfy the share consideration component of the Panaxia Transaction, the Company issued four instalments of an aggregate of 93,755 Panaxia Consideration Shares between August 9, 2021 and March 14, 2022, with the deemed price of each instalment of Panaxia Consideration Shares determined based on the average closing price of the Common Shares on Nasdaq during the 10 trading day period immediately prior to issuance. The fifth and final instalment of Panaxia Consideration Shares will be issued following the Panaxia GDP License Closing. The Panaxia Transaction includes a further option to acquire, for no additional consideration, a pharmacy from Panaxia, including requisite licenses to dispense and sell medical cannabis to patients, that the Company has exercised (“Panaxia Pharmacy Closing”). The Panaxia Pharmacy Closing is expected to occur during the third quarter of 2022.

Closing of Oranim Transaction

On March 28, 2022, the Oranim Transaction closed upon receipt of all requisite approvals, including the approval of the MOH, for an aggregate consideration of NIS 11,940 (approximately $4,900), consisting of NIS 5,202 (approximately $2,104) paid in cash upon signing, NIS 5,202 (approximately $2,104) which will be paid in cash on the first quarter of 2023 and NIS 1,536 (approximately $630) paid in 251,001 Common Shares on March 30, 2022. The number of Oranim Consideration Shares issuable was calculated based on the average closing price of the IM Cannabis’s common shares on the NASDAQ over the 14 trading day period immediately preceding closing of the Oranim Transaction.